Summary of Significant Accounting Policies (Details) - Schedule of held to maturity securities	12 Months Ended
Mar. 31, 2021 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value/Amortized Cost	$ 172,504,595
Amortization of Bond Discount	4,167
Gross Unrealized Gain	1,898
Fair Value as of March 31, 2021	172,506,493
Money Market Mutual Funds
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value/Amortized Cost	86,251,323
Amortization of Bond Discount
Gross Unrealized Gain
Fair Value as of March 31, 2021	86,251,323
U.S. Treasury Bills
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value/Amortized Cost	86,253,272
Amortization of Bond Discount	4,167
Gross Unrealized Gain	1,898
Fair Value as of March 31, 2021	$ 86,255,170